Annual Total Returns[BarChart] - Transamerica QS Investors Active Asset Allocation - Moderate VP - Initial	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	8.61%	11.42%	3.88%	(4.05%)	2.43%	15.71%	(3.98%)	11.43%	3.59%